Document and Entity Information	Jul. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001833769
Document Type	8-K
Document Period End Date	Jul. 08, 2022
Entity Registrant Name	Hyperfine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39949
Entity Tax Identification Number	98-1569027
Entity Address, Address Line One	351 New Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	(866)
Local Phone Number	796-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	HYPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false